Long-Term Loans - Additional Information (Detail) $ in Thousands, ¥ in Millions			1 Months Ended	12 Months Ended
	Jan. 26, 2014 CNY (¥)	Jan. 26, 2014 USD ($)	Apr. 30, 2010 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Proceeds from long term line of credit	¥ 30	$ 4,631		¥ 30	$ 4,631
Land use right pledge		$ 2,129						$ 2,129
Frequency of interest payable				Quarterly	Quarterly
Frequency of principle payable				Semi-annually through January 19, 2017	Semi-annually through January 19, 2017
Interest expense on long term loan					$ 175		$ 274
Capitalized amount on long term interest expense					41		64
Repayment to a long-term loan				¥ 10	$ 1,592	¥ 5	812
Repayment of principle of borrowings in 2016				10				1,544
Repayment of principle of borrowings in 2017				¥ 5				$ 772
Proceeds from long term loan							$ 4,869
Billion Team Asia Limited
Debt Instrument [Line Items]
Proceeds from long term loan			$ 290
Prime Rate
Debt Instrument [Line Items]
Floating interest rate	10.00%	10.00%